Publicly Floated Warrants - Schedule of Fair Value of the Warrants (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Warrants [Abstract]
Balance Beginning	€ 765	€ 7,651	€ 15,271
Fair value movement on warrants unexercised (including exchange differences)	(309)	(6,886)	(7,620)
Balance Ending	€ 456	€ 765	€ 7,651